Employee benefit expenses	12 Months Ended
Dec. 31, 2019
Employee benefit expenses
Employee benefit expenses

7          Employee benefit expenses

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Wages and salaries	457,050	587,940	1,165,604
Welfare and other benefits	106,122	141,708	252,907
Share‑based payments (Note 25)	376	7,751	62,315
	563,548	737,399	1,480,826